Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 129,551	$ 62,575
Trade receivables, net of allowance for doubtful accounts of $2,622 and $5,851 as of December 31, 2013 and 2014, respectively (Note 2 and 4)	354,223	469,921
Due from related companies (Note 5)	18,662	14,654
Derivative asset (Note 16)	18,941	0
Inventories (Note 6)	156,990	303,297
Prepayments and other current assets (Note 7)	54,901	38,707
Deferred tax asset (Note 25)	754	1,044
Restricted cash (Note 2)	2,306	6,532
Total current assets	736,328	896,730
FIXED ASSETS:
Advances for vessels under construction and acquisitions (Note 8)	5,466	1,585
Advances for other fixed assets under construction (Note 9)	0	159,062
Vessels, cost (Note 10)	473,388	517,225
Vessels, accumulated depreciation (Note 10)	(92,196)	(95,696)
Vessels' net book value	381,192	421,529
Other fixed assets, net (Note 11)	253,768	22,909
Total fixed assets	640,426	605,085
OTHER NON-CURRENT ASSETS:
Deferred charges, net (Note 12)	27,874	27,478
Intangible assets (Note 3 and 13)	15,507	18,830
Goodwill (Note 3 and 13)	66,031	66,031
Deferred tax asset (Note 25)	1,224	1,852
Other non-current assets	925	179
Total non-current assets	111,561	114,370
Total assets	1,488,315	1,616,185
CURRENT LIABILITIES:
Short-term borrowings (Note 14)	318,978	331,590
Current portion of long-term debt (Note 15)	38,612	34,983
Trade payables to third-parties	115,634	231,235
Trade payables to related companies (Note 5)	3,422	10,508
Other payables to related companies (Note 5)	1,172	1,902
Derivative liability (Note 16)	0	839
Accrued and other current liabilities	55,917	41,220
Total current liabilities	533,735	652,277
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion (Note 15)	383,290	416,744
Deferred tax liability (Note 25)	1,010	2,017
Derivative liability (Note 16)	592	470
Other non-current liabilities	2,272	931
Total non-current liabilities	387,164	420,162
COMMITMENTS AND CONTINGENCIES (Note 17)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued (Note 23)	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2013 and December 31, 2014; 49,243,659 and 50,242,992 shares issued and 47,272,020 and 48,271,353 shares outstanding at December 31, 2013 and December 31, 2014, respectively (Note 23)	502	492
Treasury stock, $0.01 par value; 1,971,639 shares, repurchased at December 31, 2013 and December 31, 2014 (Note 23)	(29,327)	(29,327)
Additional paid-in capital (Note 23)	371,924	363,160
Retained earnings	224,317	209,130
Total AMPNI stockholders' equity	567,416	543,455
Non-controlling interest	0	291
Total equity	567,416	543,746
Total liabilities and equity	$ 1,488,315	$ 1,616,185